Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Component of Other Comprehensive income (Loss) Related to Retirement Plan and Post-retirement Benefit Plan
The following table details the change in the components of other comprehensive income (loss) related to the retirement plan and the postretirement benefit plan, at December 31, 2021 and 2020, respectively:

(dollars in thousands)	December 31, 2021
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(7,439)	(3,469)	(10,908)
Prior service cost	-	611	611
Amortization of net actuarial gain	-	674	674
Amortization of prior service cost	-	(405)	(405)
Total	$(7,439)	(2,589)	(10,028)

	December 31, 2020
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(386)	(1,295)	(1,681)
Amortization of net actuarial gain	-	708	708
Amortization of prior service credit	-	196	196
Total	(386)	(391)	(777)

Asset Allocation of Pension and Postretirement Benefit Plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2021	2020	2021	2020
Debt Securities	33%	23	32	24
Equity Securities	62	68	63	66
Other	5	9	5	10
Total	100%	100	100	100

Fair Value of Plan Assets by type of Financial Instrument and Level Hierarchy
The fair value of the plan assets at December 31, 2021 and 2020, by asset category, is as follows:

		Fair Value Measurements at December 31, 2021 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,075	3,075	-	-
Equity mutual funds	39,249	39,249	-	-
U.S. government sponsored enterprises	17,032	-	17,032	-
Corporate bonds	3,041	-	3,041	-
Fixed income mutual funds	669	669	-	-

Total Plan Assets	$63,066	42,993	20,073	-

		Fair Value Measurements at December 31, 2021 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$1,600	1,600	-	-
Equity mutual funds	21,005	21,005	-	-
U.S. government sponsored enterprises	8,712	-	8,712	-
Corporate bonds	2,027	-	2,027	-

Total Plan Assets	$33,344	22,605	10,739	-

		Fair Value Measurements at December 31, 2020 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$4,809	4,809	-	-
Equity mutual funds	38,352	38,352	-	-
U.S. government sponsored enterprises	4,983	-	4,983	-
Corporate bonds	7,427	-	7,427	-
Fixed income mutual funds	666	666	-	-

Total Plan Assets	$56,237	43,827	12,410	-

		Fair Value Measurements at December 31, 2020 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,887	2,887	-	-
Equity mutual funds	19,304	19,304	-	-
U.S. government sponsored enterprises	3,607	-	3,607	-
Corporate bonds	3,328	-	3,328	-

Total Plan Assets	$29,126	22,191	6,935	-

Summary of the Status of Stock Option Plans
Under the 2019 Equity Incentive Plan, the exercise price of each option may not be less than 100% of the fair value of the Company’s stock on the date of grant, and for an Incentive Stock Option (ISO) granted to a ten percent shareholder the option price may not be less than 110% of the fair value of the Company’s stock on the date of the ISO grant.  The vesting period and term of the option will be determined at the time of the option grant as set forth in the Award Agreement.  Options granted under the 2010 Equity Incentive Plan and the Directors Plan will continue to expire ten years, and vest over five years, from the date the options were granted.  A summary of the status of TrustCo’s stock option awards as of December 31, 2021 and changes during the year then ended, are as follows and are adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2021	103,824	$33.35
New options awarded - 2021	-	-
Expired options - 2021	(3,590)	27.08
Options forfeited - 2021	-	-
Exercised options - 2021	(9,923)	26.23
Balance, December 31, 2021	90,311	$34.38	2.81 years

Exercisable Options

Balance, December 31, 2021	90,311	$34.38	2.81 years

Restricted Share Units
Restricted share units

Outstanding Units
Balance, December 31, 2020 (1)	69,264
New awards granted	46,940
Forfeited awards	-
Awards settled (1)	(33,572)
Balance, December 31, 2021 (1)	82,632

(1)	Unit amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.

Performance Share Units
Performance share units

Outstanding Units
Balance, December 31, 2020 (1)	118,320
New awards granted (1)	54,478
Forfeited awards	-
Awards settled (1)	(27,683)
Balance, December 31, 2021 (1)	145,115

(1)	Unit amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2021 and 2020:

Change in Projected Benefit Obligation:

	December 31,
(dollars in thousands)	2021	2020

Projected benefit obligation at beginning of year	$33,504	30,824
Service cost	-	37
Interest cost	856	1,076
Benefit payments and expected expenses	(2,142)	(1,956)
Net actuarial (gain) loss	(1,313)	3,523

Projected benefit obligation at end of year	$30,905	33,504

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2021	2020

Fair Value of plan assets at beginning of year	$56,237	51,264
Actual gain on plan assets	8,952	6,953
Benefit payments and actual expenses	(2,123)	(1,980)
Fair value of plan assets at end of year	63,066	56,237

Funded status at end of year	$32,161	22,733

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)	Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:
	December 31,
	2021	2020
Net actuarial (gain) loss	$(6,038)	1,401

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

	For the years ended December 31,
(dollars in thousands)	2021	2020	2019

Service cost	$-	37	42
Interest cost	856	1,076	1,244
Expected return on plan assets	(2,846)	(3,020)	(2,811)
Amortization of net loss	-	-	59
Net periodic pension credit	(1,990)	(1,907)	(1,466)

Amortization of net loss	-	-	(59)
Net actuarial (gain) loss included in other comprehensive income (loss)	(7,439)	(386)	(3,275)
Total recognized in other comprehensive income (loss)	(7,439)	(386)	(3,334)

Total recognized in net periodic benefit (credit) cost and other comprehensive income (loss)	$(9,429)	(2,293)	(4,800)

Estimated Future Benefit Payments
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2022	$1,743
2023	1,739
2024	1,753
2025	1,763
2026	1,780
2027 - 2031	8,984

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2021	2020	2019
Discount rate	2.96%	2.65	3.56

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2021	2020	2019
Discount rate	2.65%	3.56	4.53
Expected long-term rate of return on assets, net of tax	4.00	4.50	4.50

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
Change in Accumulated Benefit Obligation:

(dollars in thousands)	December 31,
	2021	2020
Accumulated benefit obligation at beginning of year	$6,609	6,134
Service cost	75	73
Interest cost	190	203
Prior Service cost	611	-
Benefits paid	(80)	(116)
Net actuarial (gain) loss	(389)	315

Accumulated benefit obligation at end of year	$7,016	6,609

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)	December 31,
	2021	2020
Fair value of plan assets at beginning of year	$29,126	26,358
Actual gain on plan assets	4,243	2,793
Company contributions	55	91
Benefits paid and actual expenses	(80)	(116)
Fair value of plan assets at end of year	33,344	29,126

Funded status at end of year	$26,328	22,517

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive income consist of the following as of:

(dollars in thousands)	December 31,
	2021	2020
Net actuarial gain	$(10,165)	(7,370)
Prior service credit	(232)	(438)

Total	$(10,397)	(7,808)

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

(dollars in thousands)	December 31,
	2021	2020	2019
Service cost	$75	73	65
Interest cost	190	203	239
Expected return on plan assets	(1,163)	(1,183)	(990)
Amortization of net actuarial gain	(674)	(708)	(333)
Amortization of prior service cost (credit)	405	(196)	(197)
Net periodic benefit credit	(1,167)	(1,811)	(1,216)

Net (gain) loss	(3,469)	(1,295)	(2,692)
Amortization of prior service (cost) credit	(405)	196	197
Prior service cost	611	-	-
Amortization of net gain	674	708	333
Total amount recognized in other comprehensive loss	(2,589)	(391)	(2,162)

Total amount recognized in net periodic benefit cost and other comprehensive loss	$(3,756)	(2,202)	(3,378)

Estimated Future Benefit Payments
Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)
Year	Postretirement Benefits

2022	$114
2023	130
2024	148
2025	172
2026	199
2027 - 2031	1,412

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2021	2020	2019
Discount rate	2.96%	2.65	3.56

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2021	2020	2019
Discount rate	2.65%	3.56	4.53
Expected long-term rate of return on assets	5.25	6.00	6.50